FI - Gains/losses on financial instruments (Details 10) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	SFr 1	SFr 1
Net gains/(losses) of which related to credit risk - on assets	0	(1)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	670	640
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	224	(37)
Net gains/(losses) of which related to credit risk - on assets	(5)	(2)
Loans
Gains (losses) on financial instruments
Net gains/(losses)	912	442
Net gains/(losses) of which related to credit risk - on assets	(106)	45
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	(287)	355
Net gains/(losses) of which related to credit risk - on assets	(264)	(64)
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(65)	36
Net gains/(losses) of which related to credit risk - on liabilities	(5)	27
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(83)	47
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	437	(18)
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(1,488)	660
Net gains/(losses) of which related to credit risk - on liabilities	0	288
Fair Value, Option, Credit Risk, Changes in debt valuation adjustments on structured notes		301
Vanilla debt
Gains (losses) on financial instruments
Net gains/(losses) of which related to credit risk - on liabilities		(8)
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	326	189
Net gains/(losses) of which related to credit risk - on liabilities	SFr 220	SFr 11